Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - Credit risk [member] - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Environmental trust funds [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 79.3	$ 69.5
Trade and other receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	[1]	53.2	74.2
Loan advanced - contractor [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		68.4	0.0
Derivative financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		113.3	1.1
Cash and cash equivalent [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 886.8	$ 515.0

[1]	Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables and diesel rebates amounting to US$186.9 million (2019: US$61.8 million).